Business Combinations - Additional Information (Details) - BioNTech Austria € in Millions	Oct. 01, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Upfront consideration less acquired debt	€ 50.0
Renumeration payment	€ 23.2
Remuneration payment, period of recognition	3 years
Contingent consideration liability	€ 5.5
Bargain purchase	2.2
Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration liability	€ 100.0